Proposed Business Combination (Details) - USD ($)							2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Nov. 04, 2024	Sep. 30, 2024	Aug. 01, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 15, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 26, 2024
Business Combination [Line Items]
Common stock valued								$ 228	$ 228	$ 228	$ 228
Cash									$ 125,000,000	$ 125,000,000
Issuance of member units (in Shares)										109,436,178
EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Convertible preferred stock (in Shares)								67,413,224	67,413,224	67,413,224
Cash								$ 25,000,000	$ 25,000,000	$ 25,000,000
Capital contribution amount								50,000,000
Professional fees paid							$ 0	326,593	$ 1,552,774
Percentage of issued and outstanding									67.80%
Common Stock [Member]
Business Combination [Line Items]
Redeemed shares										12,219,791	$ 58,351,987
Common Stock [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Common stock valued								$ 225,000,000
Convertible preferred stock (in Shares)								109,436,178
Cash								$ 125,000,000
Merger Agreement [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Common stock valued								$ 4,164,360,660	$ 416,436,066	$ 416,436,066
November CMR Investment Agreement [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Exchange of shares to common stock	$ 225,000,000
Broughton Capital Group [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Equity investment shares			$ 500,000,000
Business Combination [Member]
Business Combination [Line Items]
Acquire interest rate								50.00%	50.00%	50.00%
Business Combination [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Equity interest issued shares (in Shares)									2,237,876
Business Combination [Member] | August CMR Investment Agreement [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Acquire interest rate												100.00%
Business Combination [Member] | November CMR Investment Agreement [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Cash	$ 175,000,000
Acquire interest rate	100.00%
Exchange of shares to common stock	$ 400,000,000
Cash totaling	175,000,000
Redeemed shares	125,000,000
Repayment of debt	$ 50,000,000
First HOA [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Acquire interest rate						100.00%
Exchange of shares to common stock						$ 44,000,000
Second HOA [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Acquire interest rate						100.00%
Exchange of shares to common stock						$ 7,500,000
Third HOA [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Acquire interest rate						100.00%
Exchange of shares to common stock						$ 14,400,000
Fourth HOA [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Acquire interest rate						100.00%
Exchange of shares to common stock						$ 13,000,000
Camston Wrather LLC [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Cash				$ 400,000,000
Acquire interest rate				100.00%
Exchange of shares to common stock				$ 850,000,000
Class D units [Member] | Camston Wrather LLC [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Exchange of shares to common stock				$ 1,250,000,000
Minimum [Member] | Clever Co. Ltd [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Acquire interest rate					80.00%		80.00%
Exchange of shares to common stock					$ 14,100,000
Maximum [Member] | Clever Co. Ltd [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Acquire interest rate					100.00%		100.00%
Exchange of shares to common stock					$ 17,600,000
Asset Acquisition [Member] | CMR Advance Agreement [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Transaction amount		$ 12,000,000
Robert N Feldman Revocable Living Trust [Member] | Business Combination [Member] | EVOLUTION METALS LLC [Member]
Business Combination [Line Items]
Investment of equity percentage												100.00%